20 Financial instruments (Details 15) - Braskem idsea [member] R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) Number	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2020 MXN ($) Number
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 471,728
US
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 266,691
MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 1,912,560
First quarter [member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | Number	14	14	14
Closing rate | Number	19	19	19
Gross nominal value | R$		R$ 75,162
First quarter [member] | US
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 61,369
First quarter [member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 325,759
Second quarter [member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | Number	14	14	14
Closing rate | Number	22	22	22
Gross nominal value | R$		R$ 139,205
Second quarter [member] | US
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 65,612
Second quarter [member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 578,744
Third quarter [member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | Number	14	14	14
Closing rate | Number	21	21	21
Gross nominal value | R$		R$ 133,798
Third quarter [member] | US
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 69,855
Third quarter [member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 543,535
Fourth quarter [member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | Number	14	14	14
Closing rate | Number	20	20	20
Gross nominal value | R$		R$ 123,563
Fourth quarter [member] | US
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 69,855
Fourth quarter [member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 464,522